Organization and Nature of Operations (Details) - Schedule of Acquisition of Non-Controlling Interest	Jun. 30, 2023 USD ($)
Schedule Of Acquisition Of Non Controlling Interest [Abstract]
Purchase consideration	$ 466,888
Noncontrolling interests	(14,558)
Additional paid-in capital	481,446
Total	$ 466,888